Valuation and Qualifying Accounts (Parenthetical) (Detail) $ in Millions	4 Months Ended
Jul. 31, 2017 USD ($)
Fresh-start Accounting Adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions from allowance for doubtful accounts	$ 15.4